CASH AND RESTRICTED CASH	6 Months Ended
Jun. 30, 2020
CASH AND RESTRICTED CASH

3     CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows is as follows:

	As of
	December 31,	June 30,
	2019	2020

Cash	5,810,938	7,742,082
Restricted cash - current assets	34,299	112,756
Restricted cash - non-current assets	128,025	171,705

Total cash and restricted cash shown in the consolidated statements of cash flows	5,973,262	8,026,543

Restricted cash was mainly for the purpose of securing the repayment of long-term bank borrowings and related interests and certain specific capital expenditure.